General (Details)												1 Months Ended	10 Months Ended	12 Months Ended
	Jan. 21, 2026 USD ($)	Sep. 03, 2025 USD ($)	Mar. 03, 2025 USD ($)	Feb. 27, 2025 USD ($)	Feb. 21, 2025 USD ($)	Feb. 19, 2025 USD ($)	Jan. 27, 2025 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Dec. 04, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 06, 2025 USD ($)	Jun. 10, 2025 USD ($)	Mar. 27, 2025 USD ($)	Feb. 07, 2025 USD ($)	Aug. 23, 2024 USD ($)	Jul. 16, 2024 $ / shares	Dec. 31, 2022 USD ($)
General [Line Items]
Incurred accumulated losses													$ (346,032,000)	$ (346,032,000)	$ (226,245,000)
Negative working capital													(119,524,000)	(119,524,000)
Operating activities														(31,398,000)	(17,110,000)	$ (16,202,000)
Cash and cash equivalents													1,763,000	1,763,000	3,085,000	3,522,000							$ 3,994,000
Bid price requirement price per share (in Dollars per share) | $ / shares																						$ 1
Threshold aggregate amount																					$ 50,000,000
Market value				$ 35,000,000																$ 35,000,000
Minimum of shareholders equity				2,500,000
Net income from continuing operations				$ 500,000
Converted into ordinary share split											0.712434
Converted into option purchase ordinary share split											0.712434
Exercise price divided by share split											0.712434
Share-based share listing expense																$ 12,312,000
Credit line to a related party									$ 2,732,000
Consideration transferred																	$ 750,000	$ 750,000	$ 1,300,000
Agreement amount		$ 11,000,000
First payment						$ 3,000,000
Conversion price (in Dollars per share) | $ / shares								$ 135,000						$ 0.0154
Conversion price per share, value										$ 1,500,000
BlackSwan Acquisition [Member]
General [Line Items]
Consideration transferred							$ 25,314,000
Merger Agreement [Member]
General [Line Items]
Share-based share listing expense														$ 12,312,000
Oppenheimer Settlement [Member]
General [Line Items]
Market value												$ 225,000
Agreement amount												3,000,000
Paid on the effective date												1,100,000
Monthly payments													200,000
First payment												100,000
Notional amount												$ 6,000,000
Discount rate												25.00%
Maturity term												Feb. 18, 2030
Conversion of ordinary shares (in Shares) | shares														122
Conversion price (in Dollars per share) | $ / shares														$ 45,000
Reserve balance												$ 12,800,000
Dominion Settlement [Member]
General [Line Items]
Market value												225,000
Agreement amount												4,500,000
Paid on the effective date			$ 200,000		$ 400,000
Monthly payments													$ 390,000
Notional amount												$ 7,500,000
Discount rate												25.00%
Maturity term												Feb. 20, 2030
Conversion of ordinary shares (in Shares) | shares														166
Conversion price per share, value														$ 45,000
Ordinary Shares [Member]
General [Line Items]
Ordinary shares received (in Shares) | shares							197
Outstanding ordinary shares percentage							42.56%
Share capital percentage							29.91%
Share price (in Dollars per share) | $ / shares							$ 6.97
Ordinary Shares [Member] | Pre-funded Warrants [Member]
General [Line Items]
Purchase of warrants (in Shares) | shares							44
Outstanding ordinary shares percentage							4.99%
Subsequent Events [Member]
General [Line Items]
Threshold aggregate amount	$ 35,000,000
Consecutive business days	10 days